Average Annual Total Returns - Capital Appreciation Fund	None 1 Year	None 5 Years	None 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	28.77%	15.97%	14.27%	38.49%	21.00%	17.21%